CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 1,503,149	$ 1,411,602
Marketable securities	162,308	50,004
Accounts receivable - net of allowance for credit losses of $889 and $296 as of December 31, 2025 and 2024, respectively	30,552	25,804
Prepaid expenses and other current assets	93,055	44,836
Total current assets	1,789,064	1,532,246
Property and equipment, net	53,888	41,576
Operating lease right-of-use assets	149,149	94,703
Deferred tax assets, net	58,682	0
Other long-term assets	55,817	16,983
Total long-term assets	317,536	153,262
Total assets	2,106,600	1,685,508
CURRENT LIABILITIES:
Accounts payable	45,001	35,611
Accrued expenses and other current liabilities	234,377	171,040
Deferred revenue	409,677	339,951
Operating lease liabilities, current	25,819	29,013
Total current liabilities	714,874	575,615
Operating lease liabilities, non-current	142,948	77,023
Deferred revenue, non-current	1,942	2,639
Total long-term liabilities	144,890	79,662
Total liabilities	859,764	655,277
SHAREHOLDERS’ EQUITY:
Ordinary shares, no par value - Authorized: 99,999,999 as of December 31, 2025, and 2024; Issued and Outstanding:51,160,822 and 50,773,337 as of December 31, 2025 and 2024, respectively	0	0
Founders’ shares, no par value: Authorized: 1 share as of December 31, 2025, and 2024; Issued and Outstanding: 1 share as of December 31, 2025 and 2024	0	0
Additional paid-in capital	1,662,029	1,579,074
Accumulated other comprehensive income	18,097	3,189
Accumulated deficit	(433,290)	(552,032)
Total shareholders’ equity	1,246,836	1,030,231
Total liabilities, and shareholders’ equity	$ 2,106,600	$ 1,685,508